per share amounts	6 Months Ended
Jun. 30, 2020
per share amounts
per share amounts

12   per share amounts

Basic net income per Common Share is calculated by dividing net income attributable to Common Shares by the total weighted average number of Common Shares outstanding during the period. Diluted net income per Common Share is calculated to give effect to share option awards and restricted share units.

The following table presents reconciliations of the denominators of the basic and diluted per share computations. Net income was equal to diluted net income for all periods presented.

	Three months		Six months
Periods ended June 30 (millions)	2020	2019*	2020	2019*
Basic total weighted average number of Common Shares outstanding	1,278	1,203	1,263	1,202
Effect of dilutive securities - Restricted share units	2	—	1	—
Diluted total weighted average number of Common Shares outstanding	1,280	1,203	1,264	1,202

* Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

For the three-month and six-month periods ended June 30, 2020, no outstanding equity-settled restricted share unit awards were excluded in the computation of diluted income per common share. For the three-month and six-month periods ended June 30, 2020, NIL and 2 million, respectively, outstanding TELUS Corporation share option awards were excluded in the calculation of diluted net income per Common Share.